Cover	Jul. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 16, 2023
Entity Registrant Name	Troika Media Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40329
Entity Tax Identification Number	83-0401552
Entity Address, Postal Zip Code	10018
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares $0.001 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001021096
Entity Emerging Growth Company	false